RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances and Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guangzhou Haoai Information Technology Co., Ltd [Member] USD ($)		Dec. 31, 2012 Guangzhou Haoai Information Technology Co., Ltd [Member] CNY		Dec. 31, 2011 Guangzhou Haoai Information Technology Co., Ltd [Member] CNY		Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2012 Meng Huifen [Member] USD ($)		Dec. 31, 2012 Meng Huifen [Member] CNY		Dec. 31, 2011 Meng Huifen [Member] CNY
RELATED PARTY TRANSACTIONS [Abstract]
Rent expense	$ 824	[1]	5,131	[1]	5,131	[1]	5,131	[1]
Borrowings from related parties		[2]		[2]		[2]	3,222	[2]
Repayment of borrowings from related parties	102	[2]	636	[2]	2,891	[2]	2,338	[2]
Interest expense on borrowings		[2]		[2]		[2]	75	[2]
Advances made to related parties		[3]		[3]	(447)	[3]	(1,242)	[3]
Collection of advances made to related parties		[3]		[3]	(447)	[3]	(1,242)	[3]
Commission to related parties	577	[4]	3,597	[4]	1,373	[4]		[4]
Related Party Transaction [Line Items]
Amount due to related parties	417		2,601		333				417	[4]	2,601	[4]	322	[4]		11
Borrowings from related parties	$ 121		752		1,388												$ 121	[2]	752	[2]	1,388	[2]

[1]	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.
[2]	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below: Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd. Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda. Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd. Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd. Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd. The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.
[3]	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.
[4]	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.